SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Intangible Assets	The estimated useful lives are as follows:
•	Software	3 -10 years
•	Patents, trademarks and other rights	3 -5 years
•	Technologies	3 years
•	Rights to electrical capacity	Indefinite

Property, Plant and Equipment
Property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets as follows:

•	Buildings	15 – 20 years
•	Land	Unlimited
•	Machinery	3 – 15 years
•	Electronic equipment	3 – 15 years
•	Leasehold improvements and property improvements	3 – 15 years

Investment Properties
Depreciation begins when the investment property is available for use and is calculated using a straight-line method to allocate the depreciable amounts over the estimated useful lives as follows:

•	Buildings	15 years
•	Leasehold land	15 years
•	Machinery, fixtures as part of the buildings	3 – 10 years

Contracts with Customers, Revenue
Details of revenues for each category are as follows:

	Years ended December 31,
In thousands of USD	2024	2023	2022
Self-mining	163,086	111,683	62,359
Cloud hash rate
Hash rate subscription	27,470	40,290	77,862
Electricity subscription	12,069	27,419	39,525
Additional consideration from Cloud Hash Rate arrangements under acceleration mode	229	172	3,954
Sales of mining rigs	585	2	705
Cloud hosting arrangements (2)	1,058	3,248	12,723
General hosting	67,643	97,321	99,251
Membership hosting	63,981	79,906	26,056
Others (1)	13,661	8,513	10,907
Total revenues	349,782	368,554	333,342

(1)
Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining rigs, lease of investment properties, the sale of mining rigs peripherals, the sale of containerized solution product and providing Cloud HPC and AI services.

(2)	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2024, 2023 and 2022.

Revenue Concentration
Revenue concentration for the years ended December 31, 2024, 2023 and 2022 is as below:

	Years ended December 31,
	2024	2023	2022
Cloverpool (formerly known as BTC.com pool)	*	*	14.94%
Customer A	*	19.05%	20.07%

* Less than 10%

Disaggregated Revenue Data by Geographical Region
Disaggregated revenue data by geographical region in terms of the location where services are provided within the operating segment is as follows:

	Years ended December 31,
In thousands of USD	2024	2023	2022
Singapore	12,429	8,041	19,572
United States	199,654	281,781	259,310
Bhutan	75,441	33,393	-
Norway	62,258	45,339	54,460
Total	349,782	368,554	333,342

Selected assets of mining rigs, property, plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

	At December 31,
In thousands of USD	2024	2023
Singapore	120,765	54,442
United States	150,352	148,021
Bhutan	133,425	63,180
Norway	97,388	50,443
Others	2	-
Total	501,932	316,086

New Standards and Interpretations
As from January 1, 2024, the Group adopted the following recently issued or amended standards. These new standards are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Amendments to IAS 1, Classification of Liabilities as Current or Non-current and Disclosure of Accounting Policies	January 1, 2024	January 1, 2024
Amendments to IAS 1, Classification of Debt with Covenants	January 1, 2024	January 1, 2024
Amendments to IFRS 16, Subsequent Measurement of Sale and Leaseback Transactions by a Seller-lessee	January 1, 2024	January 1, 2024
Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements	January 1, 2024	January 1, 2024

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, which are not yet effective for the year ended December 31, 2024 and which have not been adopted in these financial statements.

Standard/Interpretation	Application Date for the Group
Amendments to IAS 21, Lack of Exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7, Annual improvements to IFRS Accounting Standards Volume 11	January 1, 2026
Amendments to IFRS 9 and IFRS 7, Contracts referencing Nature-dependent Electricity	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027